Share-based payments - Charges for Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Payments [Abstract]
Staff costs	£ 109	£ 140	£ 122